Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Long-term investments	$ 27,311	$ 28,428
Property, plant and equipment	257,729	249,143
Loss carry-forwards and investment tax credits	1,177,073	1,034,778
Other	19,134	19,766
Gross deferred income tax assets	1,481,247	1,332,115
Valuation allowance	(1,465,553)	(1,264,813)
Net deferred income tax assets	15,694	67,302
Property, plant and equipment	20,241	18,792
Total deferred income tax liabilities	20,241	18,792
Deferred income tax assets, net	$ (4,547)	$ 48,510